Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Institutions	$ 107	$ 37
Prepaid expenses	292	330
Other	12
Prepaid expenses and other current assets total	$ 411	$ 367